Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Summary of Results of Operations Attributable to Acquisitions

The following information summarizes the results of operations attributable to the acquisitions included in the Group’s consolidated statement of operations since the acquisition date:

	For the year ended December 31, 2016
	Shanghai Pukuan	Luoyang Pucai	Xi’an Shanghe	Dalian Pude	Luzhou Puxin	Others
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenues	24,430	12,420	4,139	4,089	—	94,313
Net income (loss)	(1,610)	(604)	319	(1,154)	—	(17,277)

	For the year ended December 31, 2017
	ZMN Education	Beijing GEDU	Others
	RMB	RMB	RMB
Net revenues	39,867	197,853	114,601
Net (loss)	(59,169)	(74,370)	(13,096)

	For the year ended December 31, 2018
	Shandong Zengyu	Others
	RMB	RMB
Net revenues	8,074	4,495
Net (loss)	(1,362)	(27)
3.	BUSINESS ACQUISITION-continued

Shanghai Pukuan
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Shanghai Pukuan-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	2,887
Prepaid expenses and other current assets	17,121
Restricted cash	1,120
Accrued expenses and other current liabilities	(2,568)
Deferred revenue	(19,807)
Intangible assets-student base	4,700	6.7 years
Deferred tax liabilities	(1,175)
Goodwill	17,922
Total	20,200

Luoyang Pucai
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Luoyang Pucai Education Technology Co., Ltd. (“Luoyang Pucai”) -continued

This transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	2,494
Prepaid expenses and other current assets	8,113
Property, plant and equipment, net	42	3-5 years
Accrued expenses and other current liabilities	(640)
Deferred revenue	(10,105)
Intangible assets-student base	2,800	4.4 years
Deferred tax liabilities	(700)
Goodwill	25,896
Total	27,900

Xi’an Shanghe
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Xi’an Shanghe Culture Development Co., Ltd. (“Xi’an Shanghe”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	3,998
Prepaid expenses and other current assets	5,874
Restricted cash	20
Property, plant and equipment, net	187	3-5 years
Accrued expenses and other current liabilities	(3,164)
Deferred revenue	(8,272)
Intangible assets-student base	3,000	3.1 years
Deferred tax liabilities	(750)
Goodwill	26,907
Total	27,800

Dalian Pude
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Dalian Pude Education Consulting Co., Ltd. (“Dalian Pude”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	1,475
Prepaid expenses and other current assets	28,060
Property, plant and equipment, net	20	3-5 years
Accrued expenses and other current liabilities	(8,848)
Deferred revenue	(20,659)
Intangible assets-student base	9,200	4.1 years
Deferred tax liabilities	(2,300)
Goodwill	44,752
Total	51,700

Luzhou Puxin
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Luzhou Puxin Culture Communication Co., Ltd. (“Luzhou Puxin”) -continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	165
Prepaid expenses and other current assets	3,372
Property, plant and equipment, net	155	3-5 years
Accrued expenses and other current liabilities	(73)
Deferred revenue	(3,464)
Intangible assets-student base	5,300	4 years
Deferred tax liabilities	(1,325)
Goodwill	14,570
Total	18,700

Other 2016 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2016-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	5,280
Prepaid expenses and other current assets	36,412
Restricted cash	100
Property, plant and equipment, net	1,193	3-5 years
Accrued expenses and other current liabilities	(4,880)
Deferred revenue	(42,910)
Intangible assets-student base	14,300	2.5-7 years
Deferred tax liabilities	(3,575)
Goodwill	91,457
Total	97,377

ZMN Education
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of ZMN Education-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	21,407
Prepaid expenses and other current assets	13,266
Restricted cash	1,008
Property, plant and equipment, net	9,723	3-5 years
Rental deposits	7,285
Deferred revenue	(208,345)
Account payables	(564)
Accrued expenses and other current liabilities	(32,857)
Loans from third parties	(23,802)
Intangible assets-trademark	32,400	5.4 years
Deferred tax liabilities	(8,100)
Goodwill	324,429
Total	135,850

Beijing GEDU
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Beijing GEDU-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	89,437
Inventories	6,620
Prepaid expenses and other current assets	117,333
Restricted cash	14,332
Property, plant and equipment, net	132,844	2-37 years
Deferred tax assets	2,547
Rental deposits	18,381
Accounts payable	(6,197)
Accrued expenses and other current liabilities	(79,167)
Income tax payable	(2,505)
Deferred revenue	(221,484)
Franchise deposits	(7,344)
Intangible assets-trademark	140,000	Indefinite
Intangible assets-relationship with partnership school	5,300	6.4 years
Intangible assets-franchise agreement	4,400	3.4 years
Deferred tax liabilities	(54,164)
Goodwill	323,354
Total	483,687

Other 2017 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2017-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	15,824
Inventories	256
Prepaid expenses and other current assets	13,221
Amounts due from related parties	63,194
Property, plant and equipment, net	1,377	3-5 years
Accrued expenses and other current liabilities	(12,388)
Deferred revenue	(85,197)
Intangible assets-student base	27,100	3.5-5.9 years
Deferred tax liabilities	(6,775)
Goodwill	158,158
Total	174,770

Shandong Zengyu
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Shandong Zengyu-continued

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Prepaid expenses and other current assets	37,169
Property, plant and equipment, net	1,241	3-5 years
Rental deposits	290
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Intangible assets-student base	6,700	2.2 years
Deferred tax liabilities	(1,675)
Goodwill	71,028
Total	77,000

Other 2018 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2018-continued

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	54
Prepaid expenses and other current assets	8,504
Restricted cash	200
Accrued expenses and other current liabilities	(769)
Deferred revenue	(8,704)
Intangible assets-student base	1,100	3.5 years
Deferred tax liabilities	(275)
Goodwill	19,876
Total	19,986

Shanghai Pukuan, Luoyang Pucai, Xi'an Shanghe, Dalian Pude, Luzhou Puxin and Other 2016 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information summarizes the results of operations of the Group for the year ended December 31, 2016 assuming that the acquisition of Shanghai Pukuan, Luoyang Pucai, Xi'an Shanghe, Dalian Pude, Luzhou Puxin and Other 2016 Acquirees which were completed in 2016 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

For the year ended December 31,
2016
RMB
Unaudited
pro forma net revenues	640,094
pro forma net (loss)	(137,567)

ZMN Education, Beijing GEDU and Other 2017 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017 assuming that the acquisition of ZMN Education, Beijing GEDU and Other 2017 Acquirees which were completed in 2017 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2016	2017
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,318,811	1,882,032
pro forma net (loss)	(281,853)	(511,354)

Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2017 and 2018 assuming that the acquisition of Shandong Zengyu and Other 2018 Acquirees which were completed in 2018 occurred as of January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2017	2018
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,392,146	2,317,937
pro forma net (loss)	(389,366)	(824,909)